LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Investments, All Other Investments [Abstract]
SCHEDULE OF EQUITY METHOD INVESTMENTS

As of December 31, 2021, the Company’s equity method investments had a carrying value of $285,137 which were as follows:

Investees	Abbreviation	% of Ownership	Carrying value
Qingdao Taoping IoT Co., Ltd.	QD Taoping, or QD	47%	$-
Yunnan Taoping IoT Co., Ltd.	YN Taoping, or YN	40%	147,257
Jiangsu Taoping IoT Technology Co., Ltd.	JS Taoping, or JS	25%	128,333
Jiangsu Taoping New Media Co., Ltd	JS New Media, or JN	21%	9,547
			$285,137